SIGNIFICANT CUSTOMERS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF REVENUES

The following are customers representing 10% or more of total revenue:

	Three Months Ended September 30,
Insurance Carrier	2025	2024
Priority Health	29%	29%
BlueCross BlueShield	25%	17%

	Nine Months Ended September 30,
Insurance Carrier	2025	2024
Priority Health	31%	33%
BlueCross BlueShield	17%	13%

Insurance Carrier	December 31, 2024	December 31, 2023
Priority Health	32%	35%
BlueCross BlueShield	18%	15%